SCHEDULE OF INVENTORY (Details) - USD ($)	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2022
Accounting Policies [Abstract]
Finished Goods	$ 884,130	$ 1,509,985	$ 4,073,791
Component/Replacement Parts	700,718	1,712,553	2,559,848
Capitalized Duty/Freight	36,628	517,228	1,328,198
Inventory Reserve	(290,465)	(550,000)	(100,000)
Total	$ 1,331,011	$ 3,189,766	$ 7,861,837